UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22746

American Funds Inflation Linked Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Steven I. Koszalka

American Funds Inflation Linked Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

IMAGE OMITTED [img3529301a1.jpg]

American Funds Inflation Linked Bond Fund®

Investment portfolio

February 28, 2019

unaudited

Bonds, notes & other debt instruments 97.58% U.S. Treasury bonds & notes 90.92% U.S. Treasury inflation-protected securities 90.58%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.875% 20191,2	$32,008	$32,358
U.S. Treasury Inflation-Protected Security 1.375% 20202	30,210	30,438
U.S. Treasury Inflation-Protected Security 0.125% 20211,2	30,744	30,347
U.S. Treasury Inflation-Protected Security 0.625% 20211,2	105,908	106,344
U.S. Treasury Inflation-Protected Security 1.125% 20212	40,201	40,561
U.S. Treasury Inflation-Protected Security 0.125% 20222	264,905	260,293
U.S. Treasury Inflation-Protected Security 0.125% 20222	106,128	104,606
U.S. Treasury Inflation-Protected Security 0.125% 20222	17,373	17,158
U.S. Treasury Inflation-Protected Security 0.125% 20232	32,602	31,980
U.S. Treasury Inflation-Protected Security 0.375% 20232	29,151	28,970
U.S. Treasury Inflation-Protected Security 0.132% 20242	274,494	268,354
U.S. Treasury Inflation-Protected Security 0.625% 20242	103,378	103,463
U.S. Treasury Inflation-Protected Security 0.25% 20252	263,192	257,097
U.S. Treasury Inflation-Protected Security 0.375% 20251,2	467,571	460,500
U.S. Treasury Inflation-Protected Security 2.375% 20251,2	31,258	34,349
U.S. Treasury Inflation-Protected Security 0.125% 20262	132,077	126,998
U.S. Treasury Inflation-Protected Security 0.625% 20262	173,951	173,179
U.S. Treasury Inflation-Protected Security 2.00% 20262	131,659	143,209
U.S. Treasury Inflation-Protected Security 0.375% 20272	201,323	196,012
U.S. Treasury Inflation-Protected Security 0.375% 20272	103,601	100,776
U.S. Treasury Inflation-Protected Security 2.375% 20272	189,632	213,402
U.S. Treasury Inflation-Protected Security 0.509% 20282	233,674	228,435
U.S. Treasury Inflation-Protected Security 0.75% 20281,2	368,761	369,435
U.S. Treasury Inflation-Protected Security 1.75% 20282	73,161	79,321
U.S. Treasury Inflation-Protected Security 0.875% 20292	134,337	135,718
U.S. Treasury Inflation-Protected Security 2.50% 20292	2,341	2,722
U.S. Treasury Inflation-Protected Security 2.125% 20401,2	52,313	62,950
U.S. Treasury Inflation-Protected Security 2.125% 20411,2	49,910	60,327
U.S. Treasury Inflation-Protected Security 0.75% 20421,2	55,598	51,785
U.S. Treasury Inflation-Protected Security 0.625% 20432	10,929	9,831
U.S. Treasury Inflation-Protected Security 1.375% 20442	70,184	74,271
U.S. Treasury Inflation-Protected Security 0.75% 20451,2	119,505	109,688
U.S. Treasury Inflation-Protected Security 1.00% 20461,2	102,696	99,898
U.S. Treasury Inflation-Protected Security 0.875% 20471,2	171,017	161,090
U.S. Treasury Inflation-Protected Security 1.00% 20481,2	371,430	290,512
U.S. Treasury Inflation-Protected Security 1.00% 20492	89,457	87,182
		4,583,559
U.S. Treasury 0.34%
U.S. Treasury 1.875% 20191	1,000	995
U.S. Treasury 2.50% 2024	14,400	14,391
U.S. Treasury 3.125% 20281	1,795	1,856
		17,242
Total U.S. Treasury bonds & notes		4,600,801

American Funds Inflation Linked Bond Fund — Page 1 of 9

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes 3.52% Energy 1.07%	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 5.40% 2047	$13,155	$12,675
Energy Transfer Partners, LP 6.00% 2048	10,000	10,391
Equinor ASA 3.625% 2028	13,165	13,400
MPLX LP 4.00% 2028	2,430	2,356
MPLX LP 4.70% 2048	10,000	9,185
Petróleos Mexicanos 5.375% 2022	3,765	3,792
Petróleos Mexicanos 7.47% 2026	MXN30	1
Sabine Pass Liquefaction, LLC 4.20% 2028	$2,225	2,193
		53,993
Utilities 0.81%
Consumers Energy Co. 4.05% 2048	8,570	8,660
FirstEnergy Corp. 3.90% 2027	4,725	4,683
FirstEnergy Corp. 4.85% 2047	4,890	5,054
Great Plains Energy Inc. 4.20% 2048	2,425	2,368
Mississippi Power Co. 4.25% 2042	1,660	1,530
Tampa Electric Co. 4.45% 2049	8,070	8,038
Virginia Electric and Power Co. 3.80% 2028	7,925	8,028
Wisconsin Electric Power Co. 4.30% 2048	2,600	2,684
		41,045
Consumer staples 0.58%
British American Tobacco PLC 4.54% 2047	10,000	8,127
Conagra Brands, Inc. 4.85% 2028	6,400	6,433
Keurig Dr Pepper Inc. 4.057% 20233	10,650	10,774
Keurig Dr Pepper Inc. 5.085% 20483	4,291	4,177
		29,511
Health care 0.37%
Becton, Dickinson and Co. 3.70% 2027	11,810	11,452
Cigna Corp. 4.90% 20483	7,175	7,155
		18,607
Consumer discretionary 0.31%
Boston University 4.061% 2048	2,075	2,116
General Motors Financial Co. 5.65% 2029	8,500	8,662
Home Depot, Inc. 4.50% 2048	4,639	4,908
		15,686
Industrials 0.24%
General Dynamics Corp. 3.75% 2028	8,650	8,874
United Technologies Corp. 4.125% 2028	3,265	3,319
		12,193
Communication services 0.14%
Verizon Communications Inc. 4.50% 2033	7,000	7,180
Total corporate bonds & notes		178,215
Bonds & notes of governments & government agencies outside the U.S. 2.83%
Colombia (Republic of) 5.00% 2045	600	602
European Stability Mechanism 2.125% 20223	40,000	39,279
Italy (Republic of) 2.00% 2028	€17,800	19,365
Japan, Series 18, 0.10% 20242	¥2,238,150	20,596
Japan, Series 20, 0.10% 20252	4,309,500	39,791

American Funds Inflation Linked Bond Fund — Page 2 of 9

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Saudi Arabia (Kingdom of) 5.00% 20493	$2,865	$2,917
South Africa (Republic of), Series R-197, 5.50% 20232	ZAR732	58
United Kingdom 0.125% 20412	£8,199	15,953
Uruguay (Oriental Republic of) 8.50% 2028	UYU172,200	4,584
		143,145
Municipals 0.24% California 0.24%
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2031	$1,000	1,175
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2032	2,140	2,500
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2033	2,250	2,620
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2034	2,365	2,742
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2035	2,485	2,871
Total municipals		11,908
Asset-backed obligations 0.07%
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 4.271% 20234,5	2,289	2,309
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.91% 20254,5	1,381	1,349
		3,658
Total bonds, notes & other debt instruments (cost: $4,979,185,000)		4,937,727
Short-term securities 1.94%
Apple Inc. 2.44% due 3/26/20193	16,000	15,972
Federal Home Loan Bank 2.38% due 3/27/2019	35,000	34,939
Kimberly-Clark Corp. 2.43% due 3/19/20193	10,200	10,187
National Australia Bank Ltd. 2.38% due 3/1/20193	2,900	2,900
Paccar Financial Corp. 2.42% due 3/27/2019	14,300	14,274
U.S. Treasury Bill 2.39% due 3/26/2019	20,000	19,967
Total short-term securities (cost: $98,242,000)		98,239
Total investment securities 99.52% (cost: $5,077,427,000)		5,035,966
Other assets less liabilities 0.48%		24,056
Net assets 100.00%		$5,060,022

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount6 (000)	Value at 2/28/20197 (000)	Unrealized (depreciation) appreciation at 2/28/2019 (000)
2 Year U.S. Treasury Note Futures	Long	8,699	July 2019	$1,739,800	$1,845,887	$(918)
5 Year Euro-Bobl Futures	Long	747	March 2019	€74,700	112,769	458
5 Year U.S. Treasury Note Futures	Long	5,754	July 2019	$575,400	659,193	(1,083)
10 Year Euro-Bund Futures	Long	740	March 2019	€74,000	139,144	(514)
10 Year U.S. Treasury Note Futures	Long	2,272	June 2019	$227,200	277,184	(1,007)
10 Year Ultra U.S. Treasury Note Futures	Short	1,345	June 2019	(134,500)	(174,115)	831
20 Year U.S. Treasury Bond Futures	Short	187	June 2019	(18,700)	(27,016)	170
30 Year Ultra U.S. Treasury Bond Futures	Short	3,689	June 2019	(368,900)	(588,741)	7,391
						$5,328

American Funds Inflation Linked Bond Fund — Page 3 of 9

unaudited

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 2/28/2019 (000)
Purchases (000)	Sales (000)
USD342	EUR300	HSBC Bank	3/5/2019	$1
GBP13,570	USD17,500	Bank of America, N.A.	3/6/2019	504
CAD46,500	USD35,094	JPMorgan Chase	3/6/2019	246
USD10,916	SEK98,575	Bank of America, N.A.	3/6/2019	238
EUR1,500	USD1,712	Citibank	3/6/2019	(5)
JPY1,363,050	USD12,459	Bank of America, N.A.	3/6/2019	(226)
USD24,965	GBP19,270	Goldman Sachs	3/6/2019	(601)
USD33,192	GBP25,610	Citibank	3/6/2019	(787)
USD11,504	MXN220,400	JPMorgan Chase	3/7/2019	86
USD7,999	MXN153,941	Citibank	3/8/2019	26
EUR21,115	MXN460,000	Citibank	3/11/2019	225
AUD14,700	USD10,435	Bank of America, N.A.	3/14/2019	(5)
USD19,657	EUR17,400	HSBC Bank	3/14/2019	(158)
EUR20,050	USD22,711	Morgan Stanley	3/15/2019	124
USD10,866	SEK100,000	UBS AG	3/15/2019	26
JPY1,619,000	USD14,645	UBS AG	3/15/2019	(103)
AUD35,090	NZD36,512	Morgan Stanley	3/21/2019	25
USD24,135	MXN466,000	Goldman Sachs	3/25/2019	64
USD1,801	KRW2,025,000	Goldman Sachs	3/25/2019	(1)
EUR20,600	USD23,426	Morgan Stanley	3/26/2019	59
EUR10,063	NOK98,400	Citibank	3/26/2019	(42)
CAD6,035	USD4,551	HSBC Bank	3/27/2019	38
MXN109,932	USD5,737	HSBC Bank	3/27/2019	(60)
JPY1,618,000	USD14,664	UBS AG	3/27/2019	(116)
JPY2,300,000	USD20,798	Citibank	3/27/2019	(117)
EUR20,100	USD22,853	Citibank	3/28/2019	65
USD11,702	MXN225,900	HSBC Bank	3/28/2019	39
USD16,724	KRW18,834,000	JPMorgan Chase	3/28/2019	(35)
USD4,388	CAD5,784	Bank of New York Mellon	4/3/2019	(12)
JPY698,430	USD6,326	JPMorgan Chase	4/3/2019	(42)
MXN189,925	USD9,841	Citibank	4/3/2019	(45)
COP38,740,000	USD12,508	Goldman Sachs	4/4/2019	42
USD17,451	KRW19,489,550	HSBC Bank	4/5/2019	103
MXN639,125	USD30,484	Goldman Sachs	9/17/2019	1,652
USD32,403	MXN639,125	Goldman Sachs	9/17/2019	268
				$1,476

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/28/2019 (000)
2.41%	U.S. EFFR	3/20/2019	$8,852,679	$14	$—	$14
2.407%	U.S. EFFR	3/20/2019	7,387,321	—8	—	—8
2.40625%	U.S. EFFR	3/20/2019	16,240,000	(6)	—	(6)
7.51%	28-day MXN-TIIE	5/30/2019	MXN1,454,000	(193)	—	(193)
2.408%	U.S. EFFR	6/19/2019	$10,990,000	80	—	80

American Funds Inflation Linked Bond Fund — Page 4 of 9

unaudited

Swap contracts  (continued)

Interest rate swaps  (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/28/2019 (000)
1.962%	3-month Canada BA	6/27/2019	C$454,000	$(255)	$—	$(255)
2.448%	U.S. EFFR	7/31/2019	$6,826,000	320	—	320
2.44375%	U.S. EFFR	7/31/2019	6,830,000	287	—	287
2.4075%	U.S. EFFR	7/31/2019	9,828,000	1	—	1
2.401%	U.S. EFFR	7/31/2019	9,842,000	(72)	—	(72)
U.S. EFFR	2.448%	10/30/2019	12,920,000	(977)	—	(977)
U.S. EFFR	2.403%	1/29/2020	7,376,400	(214)	—	(214)
(0.223)%	EONIA	2/1/2020	€207,000	271	—	271
(0.122)%	6-month EURIBOR	2/1/2020	207,000	209	—	209
(0.2305)%	EONIA	2/2/2020	408,000	501	—	501
7.14%	28-day MXN-TIIE	4/29/2020	MXN1,633,150	(1,141)	—	(1,141)
7.84%	28-day MXN-TIIE	5/8/2020	792,185	(232)	—	(232)
7.87%	28-day MXN-TIIE	5/8/2020	1,452,815	(399)	—	(399)
6.78%	28-day MXN-TIIE	7/6/2020	777,690	(788)	—	(788)
(0.1855)%	EONIA	12/5/2020	€754,000	613	—	613
2.351%	U.S. EFFR	1/4/2021	$1,533,000	(543)	—	(543)
2.3485%	U.S. EFFR	1/7/2021	210,954	(82)	—	(82)
2.3355%	U.S. EFFR	1/7/2021	200,546	(126)	—	(126)
2.66%	3-month USD-LIBOR	2/5/2021	1,001,300	514	—	514
2.6775%	3-month USD-LIBOR	2/6/2021	1,002,000	856	—	856
8.54%	28-day MXN-TIIE	1/6/2022	MXN813,614	507	—	507
8.44%	28-day MXN-TIIE	1/7/2022	916,386	448	—	448
6.99%	28-day MXN-TIIE	6/17/2022	480,000	(782)	—	(782)
2.5775%	U.S. EFFR	7/16/2022	$867,869	3,307	—	3,307
2.80%	3-month USD-LIBOR	9/2/2022	280,000	1,630	—	1,630
2.75%	3-month USD-LIBOR	9/2/2022	280,000	1,368	—	1,368
1.5675%	3-month USD-LIBOR	8/17/2023	270,000	(4,672)	—	(4,672)
3-month USD-LIBOR	3.0965%	10/31/2023	94,345	(2,233)	—	(2,233)
U.S. EFFR	2.4435%	12/20/2023	5,012	(37)	—	(37)
U.S. EFFR	2.45375%	12/20/2023	44,895	(356)	—	(356)
U.S. EFFR	2.4225%	12/24/2023	20,561	(134)	—	(134)
U.S. EFFR	2.284%	1/4/2024	20,532	(4)	—	(4)
2.319%	3-month USD-LIBOR	6/15/2025	340,000	(4,042)	—	(4,042)
2.344%	3-month USD-LIBOR	9/25/2025	449,000	(5,066)	—	(5,066)
6-month JPY-LIBOR	0.228%	2/8/2026	¥4,250,000	(479)	—	(479)
28-day MXN-TIIE	8.11%	1/11/2027	MXN800,000	292	—	292
28-day MXN-TIIE	8.135%	1/14/2027	453,000	131	—	131
0.8153%	6-month EURIBOR	4/28/2027	€53,000	1,466	—	1,466
3-month SEK-STIBOR	1.125%	4/28/2027	SKr505,000	(1,277)	—	(1,277)
28-day MXN-TIIE	7.625%	5/20/2027	MXN385,000	774	—	774
U.S. EFFR	2.045%	11/2/2027	$290,000	7,692	—	7,692
2.91%	3-month USD-LIBOR	2/1/2028	70,300	335	—	335
2.908%	3-month USD-LIBOR	2/1/2028	70,300	329	—	329
2.925%	3-month USD-LIBOR	2/1/2028	56,200	304	—	304
2.92%	3-month USD-LIBOR	2/2/2028	53,200	276	—	276
6-month GBP-LIBOR	1.6567%	9/28/2028	£44,000	(860)	—	(860)
28-day MXN-TIIE	8.855%	12/28/2028	MXN511,419	(904)	—	(904)
3-month USD-LIBOR	2.724%	2/5/2029	$219,770	(23)	—	(23)
U.S. EFFR	2.443%	2/6/2029	35,500	(55)	—	(55)
3-month USD-LIBOR	2.7435%	2/6/2029	219,766	(398)	—	(398)

American Funds Inflation Linked Bond Fund — Page 5 of 9

unaudited

Swap contracts  (continued)

Interest rate swaps  (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/28/2019 (000)
U.S. EFFR	2.395%	2/8/2029	$35,500	$97	$—	$97
3-month USD-LIBOR	2.494%	6/15/2030	180,000	4,344	—	4,344
3-month USD-LIBOR	2.97125%	9/2/2030	57,050	(899)	—	(899)
3-month USD-LIBOR	3.005%	9/2/2030	57,050	(1,063)	—	(1,063)
3-month USD-LIBOR	2.507%	9/25/2030	239,000	5,768	—	5,768
3-month USD-LIBOR	1.83%	8/17/2031	58,000	4,909	—	4,909
3-month USD-LIBOR	2.9625%	2/1/2038	42,100	338	—	338
3-month USD-LIBOR	2.963%	2/1/2038	42,200	337	—	337
3-month USD-LIBOR	2.986%	2/1/2038	33,900	216	—	216
3-month USD-LIBOR	2.967%	2/2/2038	32,800	253	—	253
6-month GBP-LIBOR	1.5877%	2/5/2039	£6,100	95	—	95
6-month GBP-LIBOR	1.5872%	2/5/2039	3,600	57	—	57
U.S. EFFR	2.52%	8/24/2048	$22,300	262	—	262
U.S. EFFR	2.8755%	10/26/2048	25,000	(1,551)	—	(1,551)
3-month USD-LIBOR	3.253%	10/29/2048	4	—8	—	—8
3-month USD-LIBOR	3.19%	11/29/2048	43,200	(2,784)	—	(2,784)
3-month USD-LIBOR	2.87125%	1/31/2049	95,800	168	—	168
					$—	$6,722

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 2/28/2019 (000)	Upfront payments (000)	Unrealized appreciation at 2/28/2019 (000)
CDX.NA.IG.31	1.00%/Quarterly	12/20/2023	$1,145,000	$(20,390)	$(21,592)	$1,202

1	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $72,989,000, which represented 1.44% of the net assets of the fund.
2	Index-linked bond whose principal amount moves with a government price index.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $93,361,000, which represented 1.85% of the net assets of the fund.
4	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5	Coupon rate may change periodically.
6	Notional amount is calculated based on the number of contracts and notional contract size.
7	Value is calculated based on the notional amount and current market price.
8	Amount less than one thousand.

American Funds Inflation Linked Bond Fund — Page 6 of 9

unaudited

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $4,620,398,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $519,952,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $48,853,637,000 and $1,041,667,000, respectively.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews

American Funds Inflation Linked Bond Fund — Page 7 of 9

unaudited

changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$4,600,801	$—	$4,600,801
Corporate bonds & notes	—	178,215	—	178,215
Bonds & notes of governments & government agencies outside the U.S.	—	143,145	—	143,145
Municipals	—	11,908	—	11,908
Asset-backed obligations	—	3,658	—	3,658
Short-term securities	—	98,239	—	98,239
Total	$—	$5,035,966	$—	$5,035,966

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$8,850	$—	$—	$8,850
Unrealized appreciation on open forward currency contracts	—	3,831	—	3,831
Unrealized appreciation on interest rate swaps	—	39,369	—	39,369
Unrealized appreciation on credit default swaps	—	1,202	—	1,202
Liabilities:
Unrealized depreciation on futures contracts	(3,522)	—	—	(3,522)
Unrealized depreciation on open forward currency contracts	—	(2,355)	—	(2,355)
Unrealized depreciation on interest rate swaps	—	(32,647)	—	(32,647)
Total	$5,328	$9,400	$—	$14,728

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

American Funds Inflation Linked Bond Fund — Page 8 of 9

unaudited

Key to abbreviations and symbols
AUD = Australian dollars
BA = Banker’s acceptances
CAD/C$ = Canadian dollars
COP = Colombian pesos
EFFR = Effective Federal Funds Rate
EONIA = Euro Overnight Index Average
EUR/€ = Euros
EURIBOR = Euro Interbank Offered Rate
GBP/£ = British pounds
JPY/¥ = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
NOK = Norwegian kroner
NZD = New Zealand dollars
Ref. = Refunding
Rev. = Revenue
SEK/SKr = Swedish kronor
STIBOR = Stockholm Interbank Offered Rate
TIIE = Equilibrium Interbank Interest Rate
USD/$ = U.S. dollars
UYU = Uruguayan pesos
ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

© 2019 Capital Group. All rights reserved.

MFGEFPX-060-0419O-S66141	American Funds Inflation Linked Bond Fund — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INFLATION LINKED BOND FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: April 25, 2019

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 25, 2019